General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2023	2022	2021
Short term employee benefits	$36,768	$46,678	$10,841
Share based compensation (see Note 14)	47,340	20,397	22,931
	$84,108	$67,075	$33,772